Derivative Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Derivative Liabilities [Abstract]
Derivativeliabilities [Text Block]

Note 8: Derivative Liabilities

As part of the financing transactions in the third quarter of 2012 as discussed in Note 7, if the Company issues and sells any shares of Common Stock or securities convertible into Common Stock (“Convertible Securities”) at a price less than $0.10 per share at any time on or before January 11, 2014 (a “Dilutive Transaction”), the purchase price for the shares shall automatically be reduced to a price equal to the price at which such shares were issued and sold (the “Reduced Price”), and the Company will issue to the Investors, for no additional consideration, a sufficient number of additional shares so that the effective price per share equals the Reduced Price.

The Warrants include a similar price protection provision pursuant to which, upon a Dilutive Transaction, the exercise price of the Warrants shall automatically be reduced to a price equal to 150% of the Reduced Price. Upon such adjustment, the number of shares issuable upon exercise shall automatically be adjusted by multiplying the number of shares issuable upon exercise of such warrant immediately prior to the Dilutive Transaction by a fraction, (i) the numerator of which shall be the exercise price immediately prior to the Dilutive Transaction and (ii) the denominator of which shall be the exercise price as adjusted.

Because these provisions as described above are not indexed to the Company’s Common Stock, the value of the anti-dilution features of the Common Stock and the value of the Warrants must be bifurcated and treated as derivative liabilities. As a result, the Company initially recorded derivative liabilities totaling $2,734,000 in the third quarter of 2012. Because the Company recorded derivative liabilities that exceeded the proceeds received in the third quarter of 2012, the Company recorded a charge of approximately $565,000. This amount is recorded as other derivative expense on the Company’s Consolidated Statement of Operations for the three and nine-month periods ended September 30, 2012.

Liabilities measured at fair value on a recurring basis as of September 30, 2012 are as follows: (in thousands)

		Fair Value Measurements at Reporting Date Using
Description	Balance as of September 30, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Derivative liabilities – current portion	$41	$-	$-	$41
Derivative liabilities – long-term portion	2,400	-	-	2,400

Total	$2,441	$-	$-	$2,441

The Monte Carlo Simulation lattice model was used to determine the fair values at September 30, 2012. The significant assumptions used were: exercise prices between $0.10 and $0.36; the Company’s stock price on September 28, 2012, $0.10; expected volatility of 55% - 75%; risk free interest rate between 0.16% and 0.23%; and a remaining contract term between 3 months and 58 months.

Liabilities measured at fair value on a recurring basis as of December 31, 2011 are as follows: (in thousands)

		Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Derivative liabilities – current portion	$706	$-	$-	$706
Derivative liabilities – long-term portion	101	-	-	101

Total	$807	$-	$-	$807

The Monte Carlo Simulation lattice model was used to determine the fair values at December 31, 2011. The significant assumptions used were: exercise prices between $0.185 and $0.36; the Company’s stock price on December 31, 2011, $0.19; expected volatility of 82.9%; risk free interest rate between 0.12% and 0.25%; and a remaining contract term between 1 and 2 years.

The following table sets forth a reconciliation of changes in the fair value of derivatives classified as Level 3 (in thousands):

Balance at December 31, 2011	$807
Issuance of warrants as derivative liabilities	2,734
Change in fair value	(1,100)
Balance at September 30, 2012	$2,441

Note 7: Derivative Liabilities

The Company has periodically issued Common Stock purchase warrants with anti-dilution provisions as additional consideration with certain debt instruments. Additionally, certain debt instruments have been convertible into shares of the Company’s Series B Convertible Preferred Stock, which are convertible into shares of the Company’s Common Stock and have anti-dilution provisions and liquidation preferences. Because these instruments contain provisions that are not indexed to the Company’s stock, the Company is required to record these as derivative instruments.

As of December 31, 2009 the fair value of the Company’s derivative liabilities was $2,559,000. The fair value as of December 31, 2009 was determined based on the Black-Scholes valuation model. Effective January 1, 2010, the Company uses a binomial lattice model to more accurately reflect the circumstances that could affect the valuation of these warrants. The Company re-measured its warrant liability using the binomial lattice model as of December 31, 2009 using the same assumptions as originally used in the Black-Scholes model, including a suboptimal exercise factor of 1.25. The difference in the fair value of these derivative liabilities using the binomial lattice model did not have a material effect on the Company’s consolidated financial statements.

The increase in fair value of the Company’s derivative liabilities resulted in an expense of $293,000 for the year ended December 31, 2010. The expense results primarily from a reduction in the exercise price of certain warrants from $0.50 per share and $0.36 per share to $0.30 per share, partially offset by the passage of time.

The fair value of these derivative liabilities as of December 31, 2010 was $2,852,000. The binomial lattice model was used to determine the fair values. The significant assumptions used were: exercise prices between $0.30 and $0.50; the Company’s stock price on December 31, 2010, $0.26; expected volatility of 91.5%; risk free interest rate between 0.15% and 0.98%; a remaining contract term between 2 and 5 years; and a suboptimal exercise factor of 1.25.

During 2011, as part of the amendments to its CASTion Notes and 2010 Bridge Notes as discussed in Note 5, the Notes were convertible into shares of the Company’s Series B Convertible Preferred Stock at a rate of $2.40 per share at any time at the discretion of the Noteholder. As discussed in Note 6, the Series B Convertible Preferred Stock is convertible into 10 shares of the Company’s Common Stock at any time. The Series B Convertible Preferred Stock also contains anti-dilution provisions that allow for a reduction on the conversion price in the event of a future financing at an exercise price lower than the conversion price of the Preferred Stock. The Series B Convertible Preferred Stock also contains liquidation preferences to the holder. Because these provisions in the Series B Stock are not indexed to the Company’s Common Stock, the value of these conversion features must be bifurcated and treated as derivative liabilities. As a result, the Company recorded derivative liabilities totaling $4,306,000 in the first quarter of 2011.

The decrease in fair value of the Company’s derivative liabilities resulted in income of $3,936,000 for the year ended December 31, 2011. The income results primarily from the passage of time and decreases in the Company’s stock price.

The fair value of these derivative liabilities as of December 31, 2011 was $807,000, of which warrants with an aggregate value $706,000 expire in one year or less and are classified as current liabilities on the Company’s Consolidated Balance Sheets. The lattice model was used to determine the fair values. The significant assumptions used were: exercise prices between $0.185 and $0.36; the Company’s stock price on December 31, 2011, $0.19; expected volatility of 82.9%; risk free interest rate between 0.12% and 0.25%; a remaining contract term between 1 and 2 years; and a suboptimal exercise factor of 1.25.